UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:	06/31/01

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
	                            /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

STORIE ADVISORS, LLC.
100 Pine Street, Suite 2700
San Francisco, CA  94111

Form 13F File Number:  028-06123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
RICHARD E. DIRICKSON, JR.
Managing Member
415-229-9000

Signature, Place and Date of Signing:

/s/ Richard E. Dirickson, Jr.
_____________________________
Richard E. Dirickson, Jr.
San Francisco, CA
08/06/01

Report Type (Check only one):
/ x / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/   /  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/   /  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

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                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  82

Form 13F Information Table Value Total (x$1000):  $62,352

List of Other Included Managers:  None

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
FORM 13F INFORMATION TABLE
STORIE ADVISORS, LLC.

                           Title of                 Value      Shares/   SH/   PUT/  Invest  Other   Voting Authority
Name of Issuer              Class       CUSIP      (x$1000)   Principal  PRN   CALL  Discr.  Mgrs.  Sole  Shared  None

ANC Rent Corp               Common     001813104      $285      95,000   SH          Sole                       95,000
AnswerThink Consulting      Common     036916104      $535      53,500   SH          Sole                       53,500
Aptos.Com Inc               Common     04963a104       $16      43,041   SH          Sole                       43,041
Becton Dickinson & Co       Common     075887109      $984      27,500   SH          Sole                       27,500
Boston Communication Group  Common     100582105      $720      50,000   SH          Sole                       50,000
Burst.Com Inc               Common     12284p106       $87     513,167   SH          Sole                      513,167
Champps Entertainment Inc   Common     158787101      $355      35,000   SH          Sole                       35,000
Comarco Inc                 Common     200080109    $2,742     185,000   SH          Sole                      185,000
Comcast Corp Spl Cl A       Common     200300200    $1,519      35,000   SH          Sole                       35,000
Cooper Indust               Common     216669101      $594      15,000   SH          Sole                       15,000
Devx Energy Inc             Common     25189p203      $393      60,000   SH          Sole                       60,000
EarthLink Network Inc       Common     270321102    $1,058      75,000   SH          Sole                       75,000
Exodus Communications       Common     302088109       $41      20,000   SH          Sole                       20,000
Flag Telecom Holdings Ltd   Common     g3529l102      $391      77,000   SH          Sole                       77,000
Flextronics Intl LTD        Common     y2573f102      $261      10,000   SH          Sole                       10,000
General Motors Cl H         Common     370442832      $522      25,000   SH          Sole                       25,000
Generex Biotechnology Corp  Common     371485103      $198      20,000   SH          Sole                       20,000
Global Crossing Ltd         Common     g3921a100      $432      50,000   SH          Sole                       50,000
Global Inds Ltd             Common     379336100      $499      40,000   SH          Sole                       40,000
Globespan Inc               Common     379571102      $511      35,000   SH          Sole                       35,000
Greka Energy Corp           Common     397637109      $438      40,000   SH          Sole                       40,000
Grey Wolf Inc               Common     397888108      $360      90,000   SH          Sole                       90,000
HCA Healthcare Co           Common     404119109    $1,130      25,000   SH          Sole                       25,000
Hasbro Inc                  Common     418056107      $289      20,000   SH          Sole                       20,000
Health Mgmt Assn Inc        Common     421933102      $842      40,000   SH          Sole                       40,000
Honeywell Intl Inc          Common     438516106    $1,575      45,000   SH          Sole                       45,000
Innovative Solutions &      Common     45769n105      $288      20,000   SH          Sole                       20,000
  Support
Interlink Electronics Inc   Common     458751104      $345      42,500   SH          Sole                       42,500
Intertrust Technologies     Common     46113q109      $162     135,000   SH          Sole                      135,000
Kmart                       Common     482584109      $229      20,000   SH          Sole                       20,000
Key Energy Services Inc     Common     492914106      $434      40,000   SH          Sole                       40,000
Keynote Systems             Common     493308100      $712      65,000   SH          Sole                       65,000
Lightspan Inc               Common     53226t103      $125      99,700   SH          Sole                       99,700
Lodgenet Entertainment      Common     540211109      $350      20,000   SH          Sole                       20,000
MCSI Inc                    Common     55270m108      $303      20,000   SH          Sole                       20,000
Maverick Tube Corp          Common     577914104      $678      40,000   SH          Sole                       40,000
Medimmune Inc               Common     584699102      $944      20,000   SH          Sole                       20,000
Microsoft Corp              Common     594918104      $365       5,000   SH          Sole                        5,000
Microtune Inc               Common     59514p109    $1,100      50,000   SH          Sole                       50,000
Mylan Laboratories, Inc.    Common     628530107      $844      30,000   SH          Sole                       30,000
NTL Inc                     Common     629407107      $241      20,000   SH          Sole                       20,000
National Instruments Corp   Common     636518102      $649      20,000   SH          Sole                       20,000
Navistar Intl Corp New      Common     63934e108      $703      25,000   SH          Sole                       25,000
Neopharm Inc                Common     640919106      $663      26,000   SH          Sole                       26,000
Newfield Exploration Cos    Common     651290108    $1,122      35,000   SH          Sole                       35,000
Nuance Communications       Common     669967101      $360      20,000   SH          Sole                       20,000

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Ocean Energy Inc Tex Com    Common     67481e106      $262      15,000   SH          Sole                       15,000
Office Depot Inc            Common     676220106      $830      80,000   SH          Sole                       80,000
Orapharma Inc               Common     68554e106      $285      50,000   SH          Sole                       50,000
Oxford Health Plans Inc     Common     691471106      $715      25,000   SH          Sole                       25,000
Parametric Technology Corp  Common     699173100      $280      20,000   SH          Sole                       20,000
Penwest Pharm               Common     709754105    $2,881     186,000   SH          Sole                      186,000
Pharmaceutical Resources    Common     717125108    $1,228      40,000   SH          Sole                       40,000
  Inc
Pharmacia Corp              Common     71713u102      $460      10,000   SH          Sole                       10,000
Pinnacle Systems Inc.       Common     723481107      $333      55,000   SH          Sole                       55,000
Plains Resources            Common     726540503      $420      17,500   SH          Sole                       17,500
Pride Intl Inc              Common     741932107      $380      20,000   SH          Sole                       20,000
Provell Inc Cl A            Common     74372y100      $533     130,000   SH          Sole                      130,000
Quest Communications Intl   Common     749121109      $159       5,000   SH          Sole                        5,000
  Inc
Safeway Inc                 Common     786514208      $480      10,000   SH          Sole                       10,000
SeeBeyond                   Common     815704101   $14,724     926,054   SH          Sole                      926,054
Sheffield Pharm Inc         Common     82123d309      $323      80,000   SH          Sole                       80,000
Silicon Graphics            Common     827056102      $139     100,000   SH          Sole                      100,000
Sirius Satellite Radio      Common     82966u103      $427      35,000   SH          Sole                       35,000
Southwest Gas Corp          Common     844895102      $770      32,500   SH          Sole                       32,500
Speechworks Intl Inc        Common     84764m101      $393      25,000   SH          Sole                       25,000
Sprint Corp.                Common     852061506      $362      15,000   SH          Sole                       15,000
TRW Inc                     Common     872649108    $1,025      25,000   SH          Sole                       25,000
Talbots Inc                 Common     874161102      $984      22,500   SH          Sole                       22,500
Texas Instruments           Common     882508104      $638      20,000   SH          Sole                       20,000
Three-Five Sys Inc          Common     88554l108      $450      25,000   SH          Sole                       25,000
US Bancorp Del              Common     902973304    $1,140      50,000   SH          Sole                       50,000
Value Vision Int'l          Common     92047K107    $1,088      50,000   SH          Sole                       50,000
Virata Corp                 Common     927646109      $207      17,500   SH          Sole                       17,500
Virologic Inc               Common     92823r201       $88      40,000   SH          Sole                       40,000
Vixel Corp                  Common     928552108      $443     177,000   SH          Sole                      177,000
Waste Management, Inc.      Common     94106l109    $1,849      60,000   SH          Sole                       60,000
Watchguard Technologies     Common     941105108      $410      40,000   SH          Sole                       40,000
Call NTL Dec'01@10          Common     629407107      $168         400   SH    Call  Sole                          400
Call Webmethods Inc         Common     94768c108        $6         250   SH    Call  Sole                          250
  Jul '01 @17.50
Put Con Edison              Common     209115104        $6         100   SH    Put   Sole                          100
  Nov '01 @37.50
Put Metricom Inc            Common     591596101       $72         200   SH    Put   Sole                          200
  Oct '01 @5